T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.0%
ALABAMA 0.8%
Black Belt Energy Gas Dist. , Series A, VRDN, 4.00%, 8/1/47
(Tender 7/1/22)	1,040	1,095
Black Belt Energy Gas Dist. , Series A, VRDN, 4.00%, 12/1/48
(Tender 12/1/23)	10,105	11,074
Jefferson County, Series A, GO, 5.00%, 4/1/21	1,500	1,523
Jefferson County, Series A, GO, 5.00%, 4/1/22	2,900	3,082
		16,774

ALASKA 0.0%
Valdez, Marine Terminal, Series C, VRDN, 0.10%, 12/1/33	400	400
		400

ARIZONA 1.9%
Arizona Dept. of Transportation State Highway Fund Revenue,
Sub Highway Revenue, Series A, 5.00%, 7/1/21	2,000	2,055
Maricopa County IDA, Banner Health Group, FRN, 100% of
MUNIPSA + 0.38%, 0.49%, 1/1/35 (Tender 10/18/22)	3,895	3,887
Maricopa County IDA, Banner Health Group, FRN, 100% of
MUNIPSA + 0.57%, 0.68%, 1/1/35 (Tender 10/18/24)	7,445	7,408
Maricopa County IDA, Banner Health Group, VRDN, 5.00%,
1/1/46 (Tender 5/15/26)	7,000	8,581
Maricopa County IDA, Banner Health Group, Series B, VRDN,
5.00%, 1/1/48 (Tender 10/18/22)	2,325	2,519
Maricopa County Pollution Control, Public Service Company of
New Mexico, Series A, VRDN, 1.05%, 1/1/38 (Tender 6/1/22)	2,000	2,013
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/23 (1)	2,000	2,213
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (1)	1,000	1,146
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (1)	1,250	1,480
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/21 (1)	400	409

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/22 (1)	975	1,039
Salt River Agricultural Improvement & Power Dist. , 5.00%,
1/1/24	5,300	6,080
Salt River Agricultural Improvement & Power Dist. , Series
2011A, 5.00%, 12/1/28	1,500	1,571
		40,401

CALIFORNIA 7.2%
California, GO, 5.00%, 9/1/21	5,875	6,085
California, GO, 5.00%, 4/1/22	1,185	1,261
California, GO, 5.00%, 10/1/22	17,290	18,802
California, GO, 5.00%, 10/1/23	2,000	2,268
California, GO, 5.00%, 11/1/23	10,500	11,946
California, GO, 5.25%, 9/1/22	10,175	11,069
California, GO, Refunding, 5.00%, 10/1/22	4,000	4,350
California, Various Purpose, GO, 4.00%, 3/1/24	18,780	21,046
California, Various Purpose, GO, 4.00%, 3/1/27	10,000	12,189
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	5,975	6,508
California Index Floating Rate Bond, Series B, GO, FRN, 70% of
1M USD LIBOR + 0.76%, 0.864%, 12/1/31 (Tender 12/1/21)	4,050	4,055
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/21	300	301
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/22	500	522
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23	500	541
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24	600	672
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25	1,025	1,185
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26	1,125	1,341
California Statewide CDA, Viamonte Senior Living, 3.00%,
7/1/25	3,000	3,006

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Long Beach Harbor Revenue, Series C, 4.00%, 7/15/21	3,000	3,070
Los Angeles County Public Works Fin. Auth. , 5.00%, 8/1/21	750	774
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/23 (1)	3,000	3,329
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 0.871%, 7/1/27	4,000	3,976
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/23
(1)(2)	2,450	2,683
Port of Oakland, Intermediate Lien, Series H, 5.00%, 5/1/24
(1)(2)	3,100	3,517
San Diego Assoc. of Gov'ts, Green Bond-Mid Coast Corridor,
5.00%, 11/15/23	5,000	5,461
San Francisco City & County Int'l. Airport, Series 2018A, 5.00%,
5/1/22 (1)	1,025	1,090
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/22 (1)	1,325	1,409
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (1)	800	886
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series 2018A, 5.00%, 5/1/23 (1)	800	886
Univ. of California Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)	14,000	15,621
		149,849

COLORADO 1.8%
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/26 (Prerefunde d 11/9/22) (3)	1,745	1,901
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/21	375	376
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/22	400	408
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23	750	793
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24	630	680
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25	600	657
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26	550	600

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)	1,000	1,198
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/22	1,800	1,953
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23	1,600	1,803
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/24	1,150	1,343
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25	2,150	2,594
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27	2,050	2,590
Colorado, Series A, 5.00%, 12/15/24	2,830	3,357
Denver City & County, Series A, 5.00%, 8/1/22	2,000	2,148
Denver City & County, Series A, 5.00%, 8/1/23	2,300	2,568
Denver City & County Airport, Series A, 5.00%, 12/1/21 (1)	800	836
Denver City & County Airport, Series A, 5.25%, 11/15/22 (1)	1,540	1,609
Denver City & County Airport, Series B, 5.00%, 11/15/25	1,190	1,292
Denver Convention Center Hotel Auth. , 4.00%, 12/1/21	500	511
Denver Convention Center Hotel Auth. , 5.00%, 12/1/22	2,350	2,495
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26	1,250	1,561
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 1.146%, 9/1/39 (Tender 9/1/21)	3,075	3,077
		36,350

CONNECTICUT 0.2%
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 9/1/23	3,000	3,381
		3,381

DELAWARE 0.2%
Delaware Transportation Auth. , 5.00%, 9/1/22	1,110	1,202
Delaware Transportation Auth. , 5.00%, 9/1/23	1,750	1,975
Delaware Transportation Auth. , 5.00%, 9/1/24	750	879
		4,056

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 2.0%
Dist. of Columbia, Income Tax, Series A, 5.00%, 3/1/26	3,100	3,858
Dist. of Columbia, Income Tax, Series C, 5.00%, 12/1/22	4,620	5,062
Dist. of Columbia, Income Tax, Series G, 5.00%, 12/1/29
(Prerefunded 12/1/21) (3)	1,250	1,309
Dist. of Columbia, Income Tax, Series G, 5.00%, 12/1/29	145	151
Metropolitan Washington Airports Auth. , 5.00%, 10/1/24 (1)	1,155	1,350
Metropolitan Washington Airports Auth. , Series 2018A, 5.00%,
10/1/24 (1)	3,975	4,645
Metropolitan Washington Airports Auth. , Series 2020A, 5.00%,
10/1/24 (1)	7,000	8,179
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/23 (1)	6,460	7,274
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/26 (1)	1,500	1,676
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/28 (1)	4,300	5,559
Metropolitan Washington Airports Auth. , Airport System
Revenue, Series A, 5.00%, 10/1/24 (1)	2,000	2,163
		41,226

FLORIDA 7.9%
Alachua County HFA, Shands Teaching Hospital, 5.00%,
12/1/25	1,225	1,476
Alachua County HFA, Shands Teaching Hospital, 5.00%,
12/1/26	500	619
Alachua County HFA, Shands Teaching Hospital, VRDN, 5.00%,
12/1/37 (Tender 12/1/26)	1,000	1,215
Brevard County HFA, Health First, 5.00%, 4/1/21	1,000	1,014
Brevard County HFA, Health First, 5.00%, 4/1/23	1,895	2,084
Broward County Airport System Revenue, 5.00%, 10/1/21 (1)	550	570
Broward County Airport System Revenue, 5.00%, 10/1/22 (1)	425	458
Broward County Airport System Revenue, 5.00%, 10/1/23 (1)	675	758
Broward County Airport System Revenue, Series A, 5.00%,
10/1/23 (1)	1,250	1,403

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Broward County Airport System Revenue, Series A, 5.00%,
10/1/24 (1)	1,250	1,453
Broward County Airport System Revenue, Series A, 5.00%,
10/1/25 (1)	2,065	2,480
Broward County Airport System Revenue, Series B, 5.00%,
10/1/23 (1)	1,375	1,543
Broward County Airport System Revenue, Series B, 5.00%,
10/1/24 (1)	1,400	1,628
Broward County Airport System Revenue, Series B, 5.00%,
10/1/25 (1)	1,500	1,801
Broward County Airport System Revenue, Series C, 5.00%,
10/1/25 (1)	1,235	1,483
Broward County Airport System Revenue, Series P-1, 5.00%,
10/1/22 (1)	2,500	2,691
Broward County School Dist. , TAN, 2.00%, 6/30/21	5,000	5,053
Broward County Water & Sewer Utility Revenue, Series B,
5.00%, 10/1/22	1,395	1,518
Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/24	550	600
Capital Projects Fin. Auth. , Florida Univ. Project, Series A-1,
5.00%, 10/1/25	500	553
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/21	325	334
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/22	750	803
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/23	740	825
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/24	250	290
Florida, Board of Ed. , Capital Outlay, Series B, GO, 5.00%,
6/1/25	7,340	8,891
Florida, Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/22	11,250	12,060
Florida, Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/25	5,610	6,544
Florida, Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/25	7,425	8,994
Florida, Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/31	9,065	10,890
Florida Dept. of Environmental Protection, Series A, 5.00%,
7/1/22	4,800	5,163

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Florida DOT, Right of Way Acquisition & Bridge Construction,
GO, 5.00%, 7/1/27	4,290	5,544
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/21	4,420	4,544
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A,GO, 5.00%, 7/1/22	4,655	5,007
Florida DOT, Turnpike Auth. , Series A, 5.00%, 7/1/22	11,300	12,152
Florida DOT, Turnpike System Revenue, Series A, 4.00%,
7/1/30	4,000	4,481
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/21	685	711
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/22	1,265	1,372
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/23 (1)	3,300	3,706
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/25 (1)	5,000	6,010
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/28 (1)	3,000	3,845
Hillsborough County IDA, Baycare Health System, Series B,
VRDN, 0.09%, 11/1/38	3,900	3,900
Jacksonville Electric Auth. , Water & Sewer, Series A, 5.00%,
10/1/22 (4)	1,000	1,086
Martin County HFA, Memorial Medical Center, 5.00%,
11/15/22 (4)	1,445	1,577
Miami-Dade County Aviation Revenue, Series A, 5.00%,
10/1/30 (1)	300	347
Miami-Dade County Expressway Auth. , Series 2014A, 5.00%,
7/1/30	2,000	2,260
Miami-Dade County Expressway Auth. , Series A, 5.00%, 7/1/24	1,530	1,632
Miami-Dade County Expressway Auth. , Series A, 5.00%, 7/1/31	2,000	2,254
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/21	2,070	2,122
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/22	3,250	3,469
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23	3,350	3,715
Orange County School Board, Series C, 5.00%, 8/1/28	1,750	2,289
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/21	400	412

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/22	500	538
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23	700	783
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24	610	706
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25	600	719
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26	600	738
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	500	516
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	580	623
Tampa, Baycare Health, Series A, 5.00%, 11/15/25	1,500	1,597
		163,849

GEORGIA 5.6%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (1)	2,275	2,715
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (1)	2,685	3,296
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/27 (1)	3,810	4,786
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/28 (1)	3,400	4,355
Atlanta Water & Wastewater, 5.00%, 11/1/31	5,000	5,972
Burke County Dev. Auth. , Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)	7,500	7,839
Burke County Dev. Auth. , Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)	2,450	2,538
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/21	355	360
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/23	350	386
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/24	350	401
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/25	350	415
Forsyth County School Dist. , GO, 5.00%, 2/1/22	9,140	9,654
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/21	160	162

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/22	700	742
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/24	500	572
Fulton County Dev. Auth. , WellStar Health. , Series A, RAC,
5.00%, 4/1/25	400	474
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series A, 5.00%, 2/15/25	245	288
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/21	705	711
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/23	500	548
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/24	750	853
Georgia, Series A-1, GO, 5.00%, 2/1/22	4,800	5,070
Georgia, Series C, GO, 5.00%, 7/1/23	3,600	4,046
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/22	1,220	1,302
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/24	4,535	5,195
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/25	4,760	5,610
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/27	1,500	1,755
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/22	300	318
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/23	325	359
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/25	500	593
Main Street Natural Gas, Series A, 5.00%, 5/15/24	500	569
Main Street Natural Gas, Series B, VRDN, 4.00%, 8/1/49
(Tender 12/2/24)	8,800	10,032
Main Street Natural Gas, Series C, VRDN, 4.00%, 8/1/48
(Tender 12/1/23)	5,050	5,547
Main Street Natural Gas, Series D, FRN, 67% of 1M USD LIBOR
+ 0.83%, 0.929%, 8/1/48 (Tender 12/1/23)	5,200	5,218

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas, Series E, FRN, 100% of MUNIPSA +
0.57%, 0.68%, 8/1/48 (Tender 12/1/23)	5,000	5,012
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	6,040	7,053
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/21	265	266
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/22	375	394
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/23	550	603
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/21	700	703
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/22	2,085	2,189
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/23	2,925	3,205
Municipal Electric Auth. of Georgia, Project One, 5.00%, 1/1/22	1,500	1,575
Municipal Electric Auth. of Georgia, Project One, 5.00%, 1/1/23	2,750	3,009
		116,690

HAWAII 0.5%
State of Hawaii, Series FT, GO, 5.00%, 1/1/24	4,000	4,577
State of Hawaii Airports System Revenue, 5.00%, 7/1/22
(Prerefunded 7/1/21) (1)(3)	5,130	5,269
		9,846

ILLINOIS 4.4%
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/25 (1)	2,470	2,772
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/22 (1)(4)	9,000	9,449
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1)	6,000	6,957
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/22 (4)	3,900	4,100
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/23	3,750	4,109
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/21	1,750	1,757
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/22	1,700	1,786
Chicago Transit Auth. , Capital Grant, 5.00%, 6/1/21	600	613

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Chicago Wastewater, Series B, 5.00%, 1/1/21	1,500	1,505
Chicago Wastewater, Series B, 5.00%, 1/1/22	1,100	1,151
Chicago Wastewater, Series B, 5.00%, 1/1/23	1,850	2,011
Chicago Wastewater, Series B, 5.00%, 1/1/24	2,140	2,410
Chicago Wastewater, Series C, 5.00%, 1/1/22	1,000	1,047
Chicago Waterworks, 5.00%, 11/1/22	1,000	1,079
Chicago Waterworks, 5.00%, 11/1/23	3,750	4,186
Chicago Waterworks, 5.00%, 11/1/24	3,850	4,448
Chicago Waterworks, Series A-1, 5.00%, 11/1/23	1,300	1,451
Chicago Waterworks, Series A-1, 5.00%, 11/1/24	460	531
Illinois, GO, 5.00%, 1/1/21 (5)	220	221
Illinois, GO, 5.00%, 2/1/21	2,550	2,565
Illinois, GO, 5.00%, 2/1/25	1,055	1,145
Illinois, GO, 5.125%, 5/1/22	900	940
Illinois, Series A, GO, 5.00%, 10/1/25	705	772
Illinois, Series A, GO, 5.00%, 11/1/25	3,825	4,194
Illinois, Series B, GO, 5.00%, 9/1/25	5,000	5,468
Illinois, Series D, GO, 5.00%, 11/1/21	6,300	6,426
Illinois, Series D, GO, 5.00%, 11/1/23	2,230	2,354
Illinois Fin. Auth. , Healthcare System, VRDN, 5.00%, 5/15/50
(Tender 11/15/24)	3,425	3,921
Illinois Fin. Auth. , Healthcare System, VRDN, 5.00%, 5/15/50
(Tender 11/15/26)	4,680	5,690
Illinois Fin. Auth. , Northshore Univ. Health, 5.00%, 8/15/23	1,000	1,122
Illinois Fin. Auth. , Northshore Univ. Health, 5.00%, 8/15/24	1,000	1,167
Illinois Fin. Auth. , Northshore Univ. Health, 5.00%, 8/15/25	1,250	1,513
Northern Illinois Municipal Power Agency, Series A, 5.00%,
12/1/20	910	910
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/23	1,800	1,998
		91,768

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
INDIANA 0.4%
Indiana Fin. Auth. , Indiana Univ. , VRDN, 1.65%, 12/1/42
(Tender 7/1/22)	3,700	3,751
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/21	1,295	1,330
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/22	640	679
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/23	815	878
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/24	845	929
		7,567

IOWA 1.0%
Iowa Fin. Auth. , Midwestern Fertilizer, 3.125%, 12/1/22	690	704
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/21	1,300	1,311
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/22	1,200	1,264
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/23	1,000	1,097
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)	14,285	17,442
		21,818

KANSAS 0.0%
Lenexa City, Lakeview Village, Health Care Fac. , Series A,
5.00%, 5/15/23	650	680
		680

KENTUCKY 1.7%
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/22	500	519
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/23	625	669
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/24	575	633
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/25	610	689
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/26	550	635

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, 5.00%,
6/1/21	1,235	1,253
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/21	1,200	1,217
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22	1,150	1,199
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23	2,000	2,139
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24	1,115	1,222
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	1,400	1,570
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26	2,175	2,485
Kentucky Public Energy Auth. , Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)	2,500	2,770
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	11,305	13,408
Louisville & Jefferson County Regional Airport Auth. , Series A,
VRDN, 0.14%, 1/1/29 (1)	1,400	1,400
Russell, Bon Secours Health System, 5.00%, 11/1/22 (4)	3,555	3,869
		35,677

LOUISIANA 0.4%
Louisiana Offshore Terminal Auth. , Loop Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	1,750	1,757
New Orleans Aviation Board, Series B, 5.00%, 1/1/21 (1)	525	527
New Orleans Aviation Board, Series B, 5.00%, 1/1/22 (1)	325	339
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1)	250	272
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1)	225	253
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1)	250	291
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)	2,000	2,033
Tobacco Settlement Fin. , Series A, 5.00%, 5/15/22	1,685	1,801
Tobacco Settlement Fin. , Series A, 5.00%, 5/15/23	1,000	1,114
		8,387

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
MARYLAND 5.0%
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/22	1,100	1,049
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/23	500	472
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/24	1,950	1,823
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/25	2,040	1,887
Baltimore City, Water, Series C, 5.00%, 7/1/21	1,555	1,598
Baltimore County, Series B, GO, 5.00%, 8/1/27	5,675	6,643
Gaithersburg, Economic Dev. , Asbury Maryland Obligated
Group, Series B, 5.00%, 1/1/27	6,040	6,564
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 2/15/23	4,475	4,949
Maryland, Series B, GO, 5.00%, 8/1/24	5,800	6,809
Maryland DOT, 5.00%, 2/1/22	5,805	6,131
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/21	500	505
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/22	395	407
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/23	370	399
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (1)	7,955	8,112
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/24 (1)	250	255
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/29 (1)	790	805
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%,
1/1/25	1,000	1,135
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26	1,230	1,445
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27	2,500	2,999
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (3)	65	67
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, Series C, 5.25%, 7/1/24	335	344

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, Carroll Hosp. , Series A,
5.00%, 7/1/25 (Prerefunded 7/1/22) (3)	500	536
Maryland HHEFA, LifeBridge Health, Carroll Hosp. , Series A,
5.00%, 7/1/27 (Prerefunded 7/1/22) (3)	500	536
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25	2,000	2,354
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/23	350	386
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/24	350	400
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25	665	785
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26	1,250	1,518
Maryland HHEFA, Univ. of Maryland Medical, VRDN, 5.00%,
7/1/45 (Tender 7/1/25)	2,530	2,964
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21 (4)	4,040	4,150
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (4)	2,615	2,807
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (4)	9,000	10,069
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (4)	795	925
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (3)	1,535	1,800
Montgomery County, Series C, GO, 5.00%, 10/1/24	4,285	5,070
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/21	7,330	7,550
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/22	5,000	5,430
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23	1,740	1,962
		103,640

MASSACHUSETTS 1.8%
Commonwealth of Massachusetts, Series C, GO, 5.00%, 7/1/27
(Prerefunded 7/1/22) (3)	8,640	9,296
Commonwealth of Massachusetts, Series E, GO, 5.00%, 9/1/25
(Prerefunded 9/1/22) (3)	7,390	8,010

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Commonwealth of Massachusetts, Series F, GO, 5.00%,
11/1/25 (Prerefunded 11/1/22) (3)	10,000	10,914
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/21 (1)	1,610	1,652
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/22 (1)	2,000	2,129
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/23 (1)	2,000	2,205
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/24 (1)	2,000	2,270
		36,476

MICHIGAN 3.4%
Detroit City School Dist. , Series C, GO, 5.25%, 5/1/25 (6)	8,395	9,337
Detroit City Water Supply System Revenue, Senior Lien, Series
A, 5.25%, 7/1/27 (Prerefunded 7/1/21) (3)	2,775	2,857
Detroit Downtown Dev. Auth. , Series A, 5.00%, 7/1/24 (5)	975	1,123
Great Lakes Water Auth. Water Supply System Revenue,
Series A, 5.00%, 7/1/25	1,500	1,777
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 5.00%, 7/1/23	2,780	3,108
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 5.00%, 7/1/27	5,800	7,261
Michigan Building Auth. , Series I, 5.00%, 10/15/21	1,000	1,042
Michigan Building Auth. , Series I, 5.00%, 4/15/22	750	800
Michigan, City of Detroit, GO, 5.00%, 4/1/21	1,000	1,012
Michigan, City of Detroit, GO, 5.00%, 4/1/22	850	884
Michigan, City of Detroit, GO, 5.00%, 4/1/23	500	529
Michigan, City of Detroit, GO, 5.00%, 4/1/24	900	964
Michigan, City of Detroit, GO, 5.00%, 4/1/25	860	936
Michigan Fin. Auth. , Series A-2, 4.00%, 8/20/21	2,550	2,620
Michigan Fin. Auth. , Series C-2, 5.00%, 7/1/44 (Prerefunded
7/1/22) (1)(3)	1,000	1,073
Michigan Fin. Auth. , Great Lakes Water Auth. , Senior Lien,
Series C, 5.00%, 7/1/29 (5)	2,500	2,879
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/21	925	963

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/22	1,475	1,601
Michigan Fin. Auth. , Local Gov't Loan Program, 5.00%,
7/1/27 (5)	2,850	3,287
Michigan Fin. Auth. , Local Gov't Loan Program, 5.00%, 7/1/29	1,500	1,724
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/20	775	775
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/21	775	810
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/22	500	545
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/23	550	624
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/24	975	1,149
Wayne County Airport Auth. , Series A, 4.00%, 12/1/20 (1)(5)	2,665	2,665
Wayne County Airport Auth. , Series A, 5.00%, 12/1/22	2,220	2,408
Wayne County Airport Auth. , Series A, 5.00%, 12/1/23	430	484
Wayne County Airport Auth. , Series A, 5.00%, 12/1/24	500	583
Wayne County Airport Auth. , Series B, 5.00%, 12/1/20 (1)	550	550
Wayne County Airport Auth. , Series B, 5.00%, 12/1/21 (1)	1,185	1,239
Wayne County Airport Auth. , Series B, 5.00%, 12/1/22 (1)	1,215	1,313
Wayne County Airport Auth. , Series B, 5.00%, 12/1/23 (1)	2,195	2,460
Wayne County Airport Auth. , Series B, 5.00%, 12/1/24 (1)	2,385	2,762
Wayne County Airport Auth. , Series B, 5.00%, 12/1/25 (1)	2,405	2,870
Wayne County Airport Auth. , Series C, 5.00%, 12/1/22	3,000	3,010
		70,024

MINNESOTA 2.0%
Minnesota, Series A, GO, 5.00%, 8/1/23	4,000	4,511
Minnesota, Series A, GO, 5.00%, 8/1/24	5,000	5,876
Minnesota, Series A, GO, 5.00%, 8/1/26	5,320	6,728
Minnesota, Series D, GO, 5.00%, 10/1/24	8,675	10,263
Minnesota, Series D, GO, 5.00%, 8/1/21	3,220	3,324

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Minnesota, Series D, GO, 5.00%, 10/1/21	2,120	2,205
Minnesota, Series D, GO, 5.00%, 8/1/27	7,875	9,587
		42,494

MISSOURI 0.4%
Kansas City Ind. Dev. Auth. , Kansas City Int'l Airport, 5.00%,
3/1/25 (1)	1,500	1,757
Kansas City Ind. Dev. Auth. , Kansas City Int'l Airport, 5.00%,
3/1/25	1,050	1,241
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26	1,665	1,908
Missouri HEFA, Washington Univ. , Series B, VRDN, 0.12%,
3/1/40	1,300	1,300
Saint Louis Airport, Series B, 5.00%, 7/1/21 (1)(5)	400	410
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(5)	450	480
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(5)	215	238
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(5)	840	961
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(5)	375	443
		8,738

MONTANA 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/21	760	763
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	685	694
		1,457

NEBRASKA 0.9%
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)	3,500	4,040
Central Plains Energy, Project No. 3, 5.00%, 9/1/42	4,070	4,371
Central Plains Energy, Project No. 3, 5.00%, 9/1/32	3,000	3,222
Central Plains Energy, Project No. 4, VRDN, 5.00%, 3/1/50
(Tender 1/1/24)	5,375	6,056
		17,689

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
NEVADA 0.8%
Clark County, Transportation Improvement, Series B, GO,
5.00%, 12/1/22	6,495	7,109
Clark County Dept. of Aviation, Airport Improvement, Series A,
5.00%, 7/1/21	3,000	3,080
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l. , Series A-1, 5.00%, 7/1/22 (1)	1,700	1,822
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l. , Passenger Fac. Charge, Series B, 5.00%,
7/1/21 (1)	2,405	2,469
Clark County School Dist. , Series A, GO, 3.00%, 6/15/23 (5)	450	477
Clark County School Dist. , Series A, GO, 3.00%, 6/15/24 (5)	405	439
Clark County School Dist. , Series A, GO, 3.00%, 6/15/25 (5)	650	718
Clark County School Dist. , Series A, GO, 5.00%, 6/15/26 (5)	500	616
		16,730

NEW JERSEY 2.0%
New Jersey, Covid-19 Emergency Bonds, GO, 5.00%, 6/1/24	9,465	10,887
New Jersey, Covid-19 Emergency Bonds, GO, 5.00%, 6/1/25	4,685	5,566
New Jersey Economic Dev. Auth. , The Goethals, 5.00%,
7/1/22 (1)	1,650	1,754
New Jersey EFA, Princeton Univ. , Series B, 5.00%, 7/1/21	2,660	2,735
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	5,500	5,889
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24	3,085	3,501
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series A, 5.00%, 12/15/24	1,775	2,033
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series A, 5.00%, 12/15/26	2,000	2,382
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series D, 5.00%, 12/15/24	1,125	1,288
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/35
(Prerefunded 1/1/22) (3)	3,500	3,682
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/22	1,760	1,882
		41,599

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
NEW MEXICO 0.3%
Farmington PCR, Public Services of New Mexico, San Juan
Project, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)	1,250	1,263
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)	4,850	5,665
		6,928

NEW YORK 11.0%
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/21	1,700	1,722
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/22	975	1,022
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/23	1,250	1,344
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/24	3,000	3,300
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/21	3,750	3,839
Metropolitan Transportation Auth. , Series D-1, BAN, 5.00%,
9/1/22	14,780	15,407
Nassau County Local Economy Assistance Corp. , Winthrop
Univ. Hosp. , 5.00%, 7/1/22	1,000	1,070
New York City, Series 1, GO, 5.00%, 8/1/25	5,400	6,529
New York City, Series B, GO, 5.00%, 8/1/23	6,370	7,152
New York City, Series C, GO, 5.00%, 8/1/22	8,755	9,424
New York City, Series C, GO, 5.00%, 8/1/23	10,000	11,227
New York City, Series D, GO, 5.00%, 8/1/28	6,085	6,680
New York City, Series D, GO, 5.00%, 8/1/24	13,145	14,442
New York City, Series G, GO, 5.00%, 8/1/21	4,400	4,538
New York City, Series I-4, GO, VRDN, 0.09%, 4/1/36	350	350
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (5)	1,315	1,674
New York City Transitional Fin. Auth. Future Tax Secured,
Series A, 5.00%, 11/1/31	4,550	6,157

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

New York City Transitional Fin. Auth. , Future Tax Secured,
Series F1, 5.00%, 5/1/22	10,000	10,670

New York State Dormitory Auth. , Bidding Group, 5.00%,
3/15/24 (4)	5	6

New York State Dormitory Auth. , Bidding Group 2, Unrefunded
Balance, 5.00%, 3/15/24	9,795	11,276

New York State Dormitory Auth. , Orange Regional Medical
Center, 4.00%, 12/1/21 (7)	1,500	1,540

New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/25 (7)	1,000	1,170

New York State Dormitory Auth. , Orange Regional Medical
Center, 5.00%, 12/1/26 (7)	1,300	1,577

New York State Dormitory Auth. , Personal Income Tax General
Purpose Bond, Series A, 5.00%, 12/15/23	3,400	3,728

New York State Dormitory Auth. , Personal Income Tax General
Purpose Bond, Series B, 5.00%, 2/15/28	7,350	9,431

New York State Dormitory Auth. , Personal Income Tax General
Purpose Bond, Series B, 5.00%, 2/15/29	9,855	12,567

New York State Dormitory Auth. Personal Income Tax General
Purpose Bond, Series B, RAN, 5.00%, 3/31/21	6,460	6,564

New York State Dormitory Auth. , Sales Tax Revenue, Series A,
5.00%, 3/15/28	6,985	8,848

New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (1)	2,020	2,038

New York State Transportation Dev. , American Airlines, John F.
Kennedy Int'l. Airport, 5.00%, 8/1/21 (1)	2,200	2,222

New York State Transportation Dev. , Delta Airlines, 5.00%,
1/1/22 (1)	2,520	2,604

New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/23 (1)	4,055	4,354

New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/23	7,100	7,859

New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/24	3,275	3,772

Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/25 (1)	5,000	5,625

Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/30 (1)	9,920	11,097

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (1)	6,850	7,443
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1)	10,030	12,387
Sales Tax Asset Receivable Corp. , Series A, 5.00%, 10/15/22	3,310	3,609
Sales Tax Asset Receivable Corp. , Series A, 5.00%, 10/15/30	2,000	2,337
		228,601

NORTH CAROLINA 2.3%
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	1,560	1,609
North Carolina Eastern Municipal Power Agency, Series D,
5.00%, 1/1/23 (Prerefunded 7/1/22) (3)	10,430	11,213
North Carolina Medical Care Commission, Cape Fear Valley
Health System, 5.00%, 10/1/23 (Prerefunded 10/1/22) (3)	9,785	10,633
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25	250	257
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/21	120	122
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/22	215	222
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/23	150	157
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24	180	191
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25	125	134
North Carolina Medical Care Commission, United Methodist
Retirement Home, 5.00%, 10/1/27	175	191
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/22	350	368
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23	400	430
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24	950	1,042
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26	750	822

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/28	1,575	1,866
North Carolina Medical Care Commission, Wake Forest Baptist,
5.00%, 12/1/27	1,125	1,226
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23	2,000	2,177
North Carolina Municipal Power Agency #1, Catawba Electric,
Series E, 5.00%, 1/1/23	1,500	1,632
North Carolina Turnpike Auth. , 5.00%, 1/1/21	900	903
North Carolina Turnpike Auth. , BAN, 5.00%, 2/1/24	5,400	6,110
Wake County, Series C, GO, 5.00%, 3/1/23	6,200	6,871
		48,176

OHIO 0.8%
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/22 (1)	900	937
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/23 (1)	1,200	1,302
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/24 (1)	1,200	1,349
Columbus, Series A, GO, 5.00%, 4/1/24	1,810	2,098
Columbus, Series A, GO, 5.00%, 4/1/25	3,445	4,148
Hamilton County, Life Enriching Community, 4.00%, 1/1/21	150	150
Hamilton County, Life Enriching Community, 5.00%, 1/1/22	100	103
Hamilton County, Life Enriching Community, 5.00%, 1/1/23	100	106
Hamilton County, Life Enriching Community, 5.00%, 1/1/24	150	162
Hamilton County, Life Enriching Community, 5.00%, 1/1/25	200	220
Hamilton County, Life Enriching Community, 5.00%, 1/1/26	150	168
Ohio State Univ. , Series B-1, VRDN, 0.07%, 12/1/34	3,465	3,465
Ohio State Univ. , Series B-1, VRDN, 0.07%, 12/1/44	3,000	3,000
		17,208

OKLAHOMA 0.5%
Grand River Dam Auth. , Series A, 5.00%, 6/1/23	2,000	2,235
Norman Regional Hosp. Auth. , 5.00%, 9/1/21	1,675	1,721
Norman Regional Hosp. Auth. , 5.00%, 9/1/22	2,060	2,190

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Oklahoma Turnpike Auth. , Series A, 5.00%, 1/1/24	2,375	2,718
Oklahoma Turnpike Auth. , Series A, 5.00%, 1/1/25	450	536
		9,400

OREGON 0.5%
Multnomah County School Dist. No 1, GO, 5.00%, 6/15/24	8,250	9,629
		9,629

PENNSYLVANIA 3.9%
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/21	1,000	1,028
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/22	1,050	1,127
Butler County Hosp. Auth. , 4.00%, 7/1/21	325	330
Butler County Hosp. Auth. , 5.00%, 7/1/22	405	427
Butler County Hosp. Auth. , 5.00%, 7/1/23	355	387
Butler County Hosp. Auth. , 5.00%, 7/1/24	2,230	2,510
Butler County Hosp. Auth. , 5.00%, 7/1/25	620	718
Butler County Hosp. Auth. , 5.00%, 7/1/26	450	520
Butler County Hosp. Auth. , 5.00%, 7/1/27	490	563
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/21	6,500	6,644
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/22	1,000	1,066
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23	1,000	1,110
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24	2,000	2,306
Delaware River Port Auth. , Series B, 5.00%, 1/1/22	6,690	7,013
Delaware River Port Auth. , Series B, 5.00%, 1/1/23	2,250	2,457
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/22	1,300	1,390
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23	1,300	1,447
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24	1,700	1,958
Northampton County General Purpose Auth. , St. Luke's Health
Univ. , FRN, 70% of 1M USD LIBOR + 1.04%, 1.143%, 8/15/48
(Tender 8/15/24)	4,900	4,900
Pennsylvania, GO, 5.00%, 9/15/22	10,250	11,121

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Pennsylvania, Series 2, GO, 5.00%, 10/15/21	2,850	2,968
Philadelphia, Series A, 4.00%, 6/30/21	3,800	3,883
Philadelphia, Series A, GO, 5.00%, 8/1/21	1,500	1,544
Philadelphia, Series A, GO, 5.00%, 8/1/22	1,660	1,783
Philadelphia, Series A, GO, 5.00%, 8/1/23	1,270	1,417
Philadelphia Airport Revenue, Series A, 5.00%, 7/1/26	1,160	1,431
Philadelphia Airport Revenue, Series A, 5.00%, 7/1/27	1,400	1,769
Philadelphia Airport Revenue, Series A, 5.00%, 7/1/28	1,750	2,255
Philadelphia Airport Revenue, Series C, 5.00%, 7/1/26 (1)	1,080	1,298
Philadelphia Airport Revenue, Series C, 5.00%, 7/1/27 (1)	1,135	1,409
Philadelphia Airport Revenue, Series C, 5.00%, 7/1/28 (1)	2,970	3,750
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/21	975	995
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/22	1,175	1,239
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/23	1,175	1,277
Southeastern Pennsylvania Transportation Auth. , 5.00%, 6/1/23	750	834
Southeastern Pennsylvania Transportation Auth. , 5.00%, 6/1/24	750	866
Southeastern Pennsylvania Transportation Auth. , 5.00%, 6/1/25	1,000	1,197
Southeastern Pennsylvania Transportation Auth. , 5.00%, 6/1/26	1,605	1,981
		80,918

PUERTO RICO 1.4%
Puerto Rico Sales Tax Fin. , Series A-1, 4.50%, 7/1/34	13,854	14,819
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	9,628	8,434
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	7,000	5,344
		28,597

RHODE ISLAND 0.3%
Rhode Island Commerce Corp. , GAN, Series A, 5.00%, 6/15/21	3,125	3,203

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/22	550	566
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/23	550	574
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/24	1,290	1,364
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/25	415	444
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/26	450	486
		6,637

SOUTH CAROLINA 1.9%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)	15,745	17,376
Piedmont Municipal Power Agency, Electric, Series A, 5.00%,
1/1/23	2,080	2,268
South Carolina Jobs Economic Dev. Auth. , Bon Secours Health
System, 5.00%, 11/1/24 (Prerefunded 11/1/22) (3)	3,000	3,271
South Carolina Jobs Economic Dev. Auth. , Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)	4,575	5,453
South Carolina Ports Auth. , 5.00%, 7/1/21 (1)	3,650	3,745
South Carolina Ports Auth. , 5.00%, 7/1/23 (1)	2,555	2,837
South Carolina Ports Auth. , 5.00%, 7/1/24 (1)	850	977
South Carolina Ports Auth. , 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(3)	3,240	3,951
		39,878

SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29	1,000	1,195
		1,195

TENNESSEE 2.7%
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/22	1,045	1,076

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/23	650	678
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/21	1,250	1,280
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/22	3,250	3,457
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/23	4,200	4,625
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/24	3,025	3,332
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/31	1,510	1,645
Memphis-Shelby County Airport Auth. , Series B, 5.00%,
7/1/24 (1)	3,330	3,832
Metropolitan Gov't. of Nashville & Davidson County,
Improvement, GO, 5.00%, 7/1/24	17,760	20,753
Metropolitan Gov't. of Nashville & Davidson County, Unrefunded
Balance, GO, 5.00%, 7/1/23	5,065	5,447
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/25 (1)	500	591
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/26 (1)	1,695	2,057
Tennergy Corp. , Series A, VRDN, 5.00%, 2/1/50 (Tender
10/1/24)	5,000	5,820
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)	345	372
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series C,
5.00%, 2/1/23	1,410	1,539
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series C,
5.00%, 2/1/24	150	169
		56,673

TEXAS 10.8%
Austin Airport System Revenue, 5.00%, 11/15/27 (1)	1,780	2,054
Austin Airport System Revenue, Series B, 5.00%, 11/15/22 (1)	620	674
Austin Airport System Revenue, Series B, 5.00%, 11/15/23 (1)	700	789
Austin Airport System Revenue, Series B, 5.00%, 11/15/29 (1)	1,200	1,451
Austin Water & Wastewater System Revenue, 5.00%, 11/15/32	2,095	2,604

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Board of Regents of the Univ. of Texas System, Series B, VRDN,
0.06%, 8/1/25	2,000	2,000
Central Texas Regional Mobility Auth. , 5.00%, 1/1/24	1,025	1,159
Central Texas Regional Mobility Auth. , 5.00%, 1/1/25	1,195	1,398
Central Texas Regional Mobility Auth. , 5.00%, 1/1/26	1,605	1,939
Central Texas Regional Mobility Auth. , 5.00%, 1/1/28	1,700	2,025
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/21	500	502
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/21	670	687
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/22	1,000	1,061
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/23	1,505	1,646
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/24	3,120	3,508
Dallas Independent School Dist. , Series A, GO, 5.00%, 2/15/23	8,615	9,524
Dallas/Fort Worth Int'l. Airport, VRDN, 0.16%, 5/1/32 (1)	500	500
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/22 (1)	1,785	1,935
Garland Independent School Dist. , GO, 5.00%, 2/15/23
(Prerefunded 2/15/21) (3)	11,470	11,584
Grand Parkway Transportation, BAN, 5.00%, 2/1/23	5,035	5,490
Harris County Cultural Ed. Fac. Fin. , 5.00%, 6/1/23	1,385	1,538
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/24	1,865	2,030
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/25 (Prerefunded 12/1/22) (3)	2,780	3,042
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/26	1,515	1,891
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/22)	1,825	1,984
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/24)	1,880	2,202
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28	3,110	3,721
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)	4,000	4,684

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Harris County Metropolitan Transit Auth. , Sales & Use Tax,
Series B, 5.00%, 11/1/22	10,915	11,900
Houston, Series A, GO, 5.00%, 3/1/21	1,375	1,391
Houston, Series A, GO, 5.00%, 3/1/22	725	768
Houston Airport System Revenue, Series A, 5.00%, 7/1/22
(Prerefunded 7/1/21) (1)(3)	2,605	2,674
Houston Combined Utility System, Series B, 4.00%, 11/15/21	800	829
Houston Combined Utility System, Series B, 5.00%, 11/15/22	800	875
Houston Combined Utility System, Series B, 5.00%, 11/15/23	975	1,111
Houston Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/21	3,000	3,068
Houston Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/22	2,500	2,642
Houston Independent School Dist. , Permanent School Fund,
GO, 5.00%, 2/15/25	3,830	4,584
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1)	1,000	1,073
Lower Colorado River Auth. , 5.00%, 5/15/21	1,725	1,763
Lower Colorado River Auth. , 5.00%, 5/15/22	2,180	2,227
Lower Colorado River Auth. , 5.00%, 5/15/23	725	808
Lower Colorado River Auth. , 5.00%, 5/15/24	1,045	1,210
Lower Colorado River Auth. , Series A, 5.00%, 5/15/21	2,025	2,069
Lower Colorado River Auth. , Transmission Services, 5.00%,
5/15/24	270	313
Lower Colorado River Auth. , Transmission Services, 5.00%,
5/15/25	1,000	1,202
North Texas Tollway Auth. , 1st Tier, Series 2014-A, 5.00%,
1/1/22 (4)	1,200	1,262
North Texas Tollway Auth. , 1st Tier, Series 2016-A, 5.00%,
1/1/22	2,000	2,102
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/23	2,320	2,544
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/27	4,600	5,209
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/21	350	351
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/22	500	525
North Texas Tollway Auth. , 2nd Tier, Series B, 5.00%, 1/1/24	4,670	5,101

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
North Texas Tollway Auth. , Series A, 5.00%, 1/1/23	2,400	2,632
North Texas Tollway Auth. , Series A, 5.00%, 1/1/24	10,000	10,949
North Texas Tollway Auth. , Series A, 5.00%, 1/1/28	125	147
North Texas Tollway Auth. , Series A, 5.00%, 1/1/30	1,650	1,928
North Texas Tollway Auth. , Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (3)	2,000	2,079
North Texas Tollway Auth. , Special Projects, Series D, 5.00%,
9/1/29 (Prerefunded 9/1/21) (3)	3,285	3,402
Plano Independent School Dist. , Permanent School Fund,
Series A, GO, 5.00%, 2/15/22	1,775	1,878
San Antonio, GO, 5.00%, 2/1/23	5,880	6,487
San Antonio Electric & Gas, 5.00%, 2/1/23	4,380	4,829
Tarrant County Cultural Ed. Fac. Fin. , Series A, 5.00%, 11/15/21	925	956
Tarrant County Cultural Ed. Fac. Fin. , Series A, 5.00%, 11/15/22	885	945
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series A, 5.25%, 12/15/25	2,500	3,041
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series D, 6.25%, 12/15/26	17,145	20,113
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25	1,340	1,452
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/24	5,090	5,523
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/27	7,185	7,745
Texas State Univ. System, Series A, 5.00%, 3/15/22	2,000	2,124
Texas State Univ. System, Series A, 5.00%, 3/15/23	1,000	1,107
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23	7,325	8,310
Texas Transportation Commission State Highway Fund, Series
A, 5.00%, 4/1/23	4,000	4,444
Univ. of Texas, Series I, VRDN, 5.00%, 8/15/21	3,000	3,102
		224,416

UTAH 0.7%
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/23 (1)	4,975	5,517
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/26 (1)	1,000	1,219

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/27 (1)	2,030	2,526
Utah, Series B, GO, 5.00%, 7/1/24	4,250	4,979
		14,241

VIRGINIA 6.1%
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/23	375	417
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/24	825	953
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/28	880	1,135
Chesapeake Bay Bridge & Tunnel Dist. , BAN, 5.00%, 11/1/23	11,290	12,621
Fairfax County IDA, Inova Health, 5.00%, 8/15/23	6,100	6,596
Fairfax County IDA, Inova Health, VRDN, 5.00%, 5/15/57
(Tender 5/15/23)	3,600	4,002
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/27	4,000	4,265
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/27	1,750	1,988
Halifax County IDA, Electric and Power Company Project,
Series A, VRDN, 0.45%, 12/1/41 (Tender 4/1/22)	3,175	3,174
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
7/1/22	850	915
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22	15,550	16,702
Norfolk Water, 5.00%, 11/1/22	5,000	5,461
Prince William County IDA, Novant Health, 5.00%, 11/1/26	1,870	2,020
Richmond Public Utility, Series A, 5.00%, 1/15/22	1,500	1,581
Virginia College Building Auth. , 5.00%, 2/1/26 (Prerefunded
2/1/22) (3)	11,140	11,763
Virginia College Building Auth. , 21st Century College &
Equipment Programs, Series B, 5.00%, 2/1/24	9,400	10,804
Virginia College Building Auth. , Public Higher Ed. Fin. Program,
5.00%, 9/1/21	1,195	1,238
Virginia College Building Auth. , Public Higher Ed. Fin. Program,
5.00%, 9/1/21 (4)	850	880
Virginia College Building Auth. , Public Higher Ed. Fin. Program,
Series B, 5.00%, 9/1/23	4,000	4,519

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, GAN, 5.00%,
9/15/21	1,975	2,050
Virginia Public Building Auth. , Series B, 5.00%, 8/1/24	3,000	3,523
Virginia Public Building Auth. , Series B, 5.00%, 8/1/25	1,325	1,618
Virginia Public Building Auth. , Series B, 5.00%, 8/1/26	2,000	2,524
Virginia Public School Auth. , 5.00%, 8/1/27	4,000	4,859
Virginia Public School Auth. , 1997 Resolution, Series 2016B,
5.00%, 8/1/22	3,255	3,514
Virginia Public School Auth. , 1997 Resolution, Series 2018B,
5.00%, 8/1/22	2,825	3,050
Virginia Public School Auth. , 1997 Resolution, Series B, 5.00%,
8/1/21	2,800	2,889
Virginia Transportation Board, Capital Projects, Series A, 5.00%,
5/15/22	775	829
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23	10,000	11,324
		127,214

WASHINGTON 1.9%
Energy Northwest, Columbia Generating, Series A, 5.00%,
7/1/23	6,745	6,933
Port of Seattle, Series C, 5.00%, 4/1/21 (1)	1,125	1,142
Univ. of Washington, Series A, VRDN, 5.00%, 5/1/48 (Tender
5/1/22)	10,400	10,850
Washington, Series A-1, GO, 5.00%, 8/1/27	4,130	5,021
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/21	3,450	3,561
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	2,450	2,855
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B-3, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)	6,900	8,266
		38,628

WISCONSIN 1.4%
Wisconsin, Series 2, GO, 5.00%, 11/1/21	1,400	1,462
Wisconsin, Series 2011-2, GO, 5.00%, 11/1/22	11,250	11,746

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

		Par	$ Value
(Amounts in 000s)

Wisconsin, Series 2017-2, GO, 5.00%, 11/1/22		5,470	5,974

Wisconsin, Series A, GO, 5.00%, 5/1/23		4,175	4,655

Wisconsin Clean Water Fund Leveraged Loan Portfolio, 5.00%,
6/1/25 (Prerefunded 6/1/24) (3)		5,000	5,819

Wisconsin HEFA, UnityPoint Health, Series A, 5.00%, 12/1/20		400	400

			30,056

Total Investments in Securities 99.0%
(Cost $1,988,400)			$2,055,961
Other Assets Less Liabilities 1.0%			19,803
Net Assets 100.0%			$2,075,764

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	When-issued security
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Escrowed to maturity
(5)	Insured by Assured Guaranty Municipal Corporation
(6)	Insured by Financial Guaranty Insurance Company
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of
	1933 and may be resold in transactions exempt from registration only to
	qualified institutional buyers. Total value of such securities at period-end
	amounts to $4,287 and represents 0.2% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GAN	Grant Anticipation Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
MUNIPSA	SIFMA Municipal Swap Index
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificate
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.